Shareholders' Equity - Changes in AOCI Attributable to Stockholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ 17,679	$ 16,852	$ 12,758
Other comprehensive income (loss), net of tax	710	(377)	153
Ending Balance	18,225	17,679	16,852
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
AOCI before Tax, beginning of period	197	595	440
Cumulative tax impact	6	39	18	$ 20
Beginning Balance	236	613	460
OCI before reclassifications	788	(390)	153
Amounts reclassified from AOCI	(46)	(8)	2
Other comprehensive income (loss), before tax	742	(398)	155
Tax impact	(33)	21	(2)
Other comprehensive income (loss), net of tax	709	(377)	153
AOCI before Tax, end of period	939	197	595
Cumulative tax impact	6	39	18
Ending Balance	945	236	613
Gains (Losses) on Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
AOCI before Tax, beginning of period	(99)	56	23
Cumulative tax impact	(12)	14	(8)	(3)
Beginning Balance	(85)	48	20
OCI before reclassifications	233	(139)	38
Amounts reclassified from AOCI	(54)	(16)	(5)
Other comprehensive income (loss), before tax	179	(155)	33
Tax impact	(26)	22	(5)
Other comprehensive income (loss), net of tax	153	(133)	28
AOCI before Tax, end of period	80	(99)	56
Cumulative tax impact	(12)	14	(8)
Ending Balance	68	(85)	48
Gains (Losses) on Available- For-Sale Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
AOCI before Tax, beginning of period	(9)	(10)	(16)
Cumulative tax impact	(1)	1	1	2
Beginning Balance	(8)	(9)	(14)
OCI before reclassifications	15	1	6
Amounts reclassified from AOCI	0	0	0
Other comprehensive income (loss), before tax	15	1	6
Tax impact	(2)	0	(1)
Other comprehensive income (loss), net of tax	13	1	5
AOCI before Tax, end of period	6	(9)	(10)
Cumulative tax impact	(1)	1	1
Ending Balance	5	(8)	(9)
Defined Benefit Pension Plan Items
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
AOCI before Tax, beginning of period	(101)	(95)	(78)
Cumulative tax impact	19	24	25	21
Beginning Balance	(77)	(70)	(57)
OCI before reclassifications	25	(14)	(24)
Amounts reclassified from AOCI	8	8	7
Other comprehensive income (loss), before tax	33	(6)	(17)
Tax impact	(5)	(1)	4
Other comprehensive income (loss), net of tax	28	(7)	(13)
AOCI before Tax, end of period	(68)	(101)	(95)
Cumulative tax impact	19	24	25
Ending Balance	(49)	(77)	(70)
Foreign Currency Translation Adjustments (“CTA”)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
AOCI before Tax, beginning of period	406	644	511
Cumulative tax impact	0	0	0	$ 0
Beginning Balance	406	644	511
OCI before reclassifications	515	(238)	133
Amounts reclassified from AOCI	0	0	0
Other comprehensive income (loss), before tax	515	(238)	133
Tax impact	0	0	0
Other comprehensive income (loss), net of tax	515	(238)	133
AOCI before Tax, end of period	921	406	644
Cumulative tax impact	0	0	0
Ending Balance	$ 921	$ 406	$ 644